Income tax expense_Unrealizable temporary differences (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Unrecognized Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences	₩ 327,139,000,000	₩ 171,714,000,000
Tax loss carry forward	97,898,000,000	41,546,000,000
Taxable temporary differences	(10,409,344,000,000)	(8,024,406,000,000)
Total	(9,984,307,000,000)	₩ (7,811,146,000,000)
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	10,409,344,000,000
Temporary Differences For Which No Deferred Tax Liability Is Recognised	₩ 0
Details Of Deductible Temporary Differences For Which No Deferred Tax Asset Is Recognised	No deferred income tax asset has been recognized for the deductible temporary difference of 322,083 million Won associated with investments in subsidiaries and associates as of December 31, 2020, because it is not probable that the temporary differences will be reversed in the foreseeable future. Also, no deferred income tax has been recognized for 5,056 million Won associated with others, as of December 31, 2020, due to the uncertainty that these will be realized in the future.
Details Of Taxable Temporary Differences For Which No Deferred Tax Liabilities Are Recognised	No deferred income tax liability has been recognized for the taxable temporary difference of 10,409,344 million Won associated with investment in subsidiaries and associates as of December 31, 2020, due to the following reasons: - The Group is able to control the timing of the reversal of the temporary difference. - It is probable that the temporary difference will not be reversed in the foreseeable future
Temporary Differences Associated With Investments In Subsidiaries Branches And Associates And Interests In Joint Ventures
Disclosure Of Unrecognized Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences	₩ 322,083,000,000
Temporary Differences Associated With Others
Disclosure Of Unrecognized Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences	₩ 5,056,000,000